Acquisitions (Tables)	12 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Schedule of fair values of the assets and liabilities recognised
The fair values of the assets and liabilities following the finalisation of the purchase price allocation are set out below:

	IFRS book value at acquisition £m	Fair value adjustments £m	Fair value £m
Non-current assets
Property, plant and equipment	14,077	(4,026)	10,051
Other intangible assets	49	1,714	1,763
Pension assets	402	164	566
Other non-current assets	27	—	27
Total non-current assets	14,555	(2,148)	12,407

Current assets
Trade and other receivables	268	—	268
Financial and other investments	69	—	69
Cash	44	—	44
Other current assets	42	—	42
Total current assets	423	—	423
Total assets	14,978	(2,148)	12,830

Current liabilities
Borrowings	(730)	—	(730)
Trade and other payables	(531)	48	(483)
Other current liabilities	(35)	—	(35)
Total current liabilities	(1,296)	48	(1,248)
Non-current liabilities
Borrowings	(5,967)	(1,589)	(7,556)
Deferred tax	(1,013)	224	(789)
Contract liabilities	(2,706)	2,706	—
Other non-current liabilities	(56)	(21)	(77)
Total non-current liabilities	(9,742)	1,320	(8,422)
Total liabilities	(11,038)	1,368	(9,670)

Total identifiable net assets	3,940	(780)	3,160
Goodwill	1,254	3,467	4,721
Total consideration transferred	5,194	2,687	7,881

Satisfied by:
Cash consideration			7,881
Total consideration transferred			7,881